16. TRANSACTIONS WITH RELATED PARTIES	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Note 16. TRANSACTIONS WITH RELATED PARTIES	16. TRANSACTIONS WITH RELATED PARTIES The Company did not enter into any transactions with related parties during the three months ended March 31, 2014.